Cash and Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	June 30,	December 31,
	2025	2024

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	67,300	84,480
Bank deposits maturing in three months or less	43,419	69,478
	110,719	153,958
Short-term Investments
Bank deposits maturing over three months (note)	1,253,801	682,152
	1,364,520	836,110

Note: The maturities for short-term investments ranged from 91 to 186 days for each of the six months ended June 30, 2025 and the year ended December 31, 2024.

	June 30,	December 31,
	2025	2024

	(in US$’000)
US$	1,337,598	795,566
RMB	25,617	37,906
Hong Kong dollar (“HK$”)	1,148	2,396
	£110	212
Others	47	30
	1,364,520	836,110